Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Bank accounts	6,337	3,347
Short term deposits	—	2,500
Total cash and cash equivalents	6,337	5,847